Lease liabilities (Details 1) - USD ($) $ in Thousands	May 31, 2025	Aug. 31, 2024
Lease Liabilities
Current portion of lease liabilities	$ 1,169	$ 401
Lease liabilities	1,906	942
Balance at end of period	$ 3,075	$ 1,343